Trading revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trading revenues
Trading revenues	SFr 624	SFr 1,317	SFr 313
Interest rate products
Trading revenues
Trading revenues	757	3,228	6,231
Foreign exchange products
Trading revenues
Trading revenues	367	1,989	(2,529)
Equity/index-related products
Trading revenues
Trading revenues	(307)	(2,888)	(1,796)
Credit products
Trading revenues
Trading revenues	(97)	(1,096)	(2,124)
Commodity, emission and energy products
Trading revenues
Trading revenues	102	86	177
Other trading securities
Trading revenues
Trading revenues	(198)	(2)	354
Bank
Trading revenues
Trading revenues	456	1,300	371
Bank | Interest rate products
Trading revenues
Trading revenues	759	3,218	7,163
Bank | Foreign exchange products
Trading revenues
Trading revenues	372	1,991	(3,461)
Bank | Equity/index-related products
Trading revenues
Trading revenues	(481)	(2,895)	(1,738)
Bank | Credit products
Trading revenues
Trading revenues	(97)	(1,096)	(2,124)
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues	102	86	177
Bank | Other trading securities
Trading revenues
Trading revenues	SFr (199)	SFr (4)	SFr 354